Employee benefits liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 17, 2021
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 2,018	€ 1,812	€ 462
Decrease in net defined benefit liability	1,790
Decrease in net defined benefit liability resulting from increase in discount rates	(7,410)
Decrease in net defined benefit liability resulting from increase in return on plan assets	6,170
Net defined benefit liability (asset)	3,531	5,165
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	1,600
Estimate of contributions expected to be paid to plan for next annual reporting period	123
Net defined benefit liability (asset)	1,004	1,782
Pension benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	345	91
Net defined benefit liability (asset)	(22,676)	(28,475)	(6,876)
Pension benefits | US and Canada
Disclosure of defined benefit plans [line items]
Employer contributions	314
Estimate of contributions expected to be paid to plan for next annual reporting period	79
Estimate of minimum funding contributions expected to be paid to plan for next annual reporting period	78
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	1
Net defined benefit liability (asset)	1,270	2,367
Pension benefits | US and Canada | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	309	35
Net defined benefit liability (asset)	(17,959)	(21,856)	0
Pension benefits | United Kingdom
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 8
Weighted average duration of defined benefit obligation	13 years
Net defined benefit liability (asset)	€ (444)	(668)
Pension benefits | United Kingdom | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	26	45
Net defined benefit liability (asset)	(1,989)	€ (3,148)	€ (2,707)
Pension benefits | Germany
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 12
Weighted average duration of defined benefit obligation	15 years
Pension benefits | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years
Pension benefits | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Pension benefits | France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Health care and life insurance plans | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Actuarial assumption of medical cost trend rates, next fiscal year	5.50%
Actuarial assumption of medical cost trend rates, next years	0.039
Health care and life insurance plans | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years
Actuarial assumption of medical cost trend rates, next fiscal year	4.40%
Actuarial assumption of medical cost trend rates, next years	0.04
Other post-employment benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ (297)
FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Employee benefits liabilities				€ 8,800